Related Party Transactions - Shared Services Agreement with DriveTime (Details) - DriveTime Automotive Group, Inc. - Affiliated Entity - Shared Services Agreement with DriveTime - USD ($)
$ in Millions
	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Number of allowable days prior to contract termination with written notice	30 days
Number of allowable days prior to contract termination with written notice from service provider	90 days
Selling, general and administrative
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0.1	$ 0.7	$ 1.0